INCOME TAXES - Components of tax PL (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Current taxes
Attributed to the current period	$ (65)	$ (30)	$ (39)
Deferred taxes
Income taxes - origination and reversal of temporary differences	26	2	8
Relating to change in tax rates / imposition of new tax laws	1	95	(42)
Relating to unrecognized temporary differences and tax losses	(13)	(8)	(15)
Deferred taxes, net	14	89	(49)
Total income tax recovery (expense)	$ (51)	$ 59	$ (88)